Capital Stock	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Notes to Financial Statements
4. Capital Stock

The total authorized capital is 75,000,000 common shares with a par value of $0.001 per common share.

Issued and outstanding

The Company had 24,827,264 and 23,977,264 common shares issued and outstanding as at February 28, 2018 and August 31, 2017, respectively.

During the six months period ended February 28, 2018, the Company issued 850,000 common shares for cash proceeds of $85,000.

The total authorized capital is 75,000,000 common shares with a par value of $0.001 per common share.

On January 9, 2008, the Company affected a thousand (1,000) for one (1) forward stock split of all outstanding common shares and a corresponding forward increase in the Company’s authorized common stock. The effect of the forward split was to increase the number of the Company’s authorized common shares from 75,000 shares par value $0.001 to 75,000,000 shares par value $0.001. At the time of the stock split, the Company had no common shares issued and outstanding.

All references in these financial statements to number of common shares, price per share and weighted average number of common shares have been adjusted to reflect the stock split on a retroactive basis, unless otherwise noted.

Issued and outstanding

The Company had 23,977,264 and 22,170,000 common shares issued and outstanding as at August 31, 2017 and August 31, 2016, respectively.

On February 24, 2017, the Company issued 1,632,264 common shares to officers of the Company for the settlement of $163,200 in related party debt.

The Company determined the fair market value of each common share to be $0.10 per share.

During the year ended August 31, 2017, the Company issued 175,000 common shares at a price of $0.10 per common share to raise total cash proceeds of $17,500.